UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21198 and 811-21301

Name of Fund: WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, WCMA Tax-
Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 12/31/2009

Item 1 – Schedule of Investments

WCMA Tax-Exempt Fund
Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Mutual Fund	Value
Master Tax-Exempt LLC	$ 914,895,053
Total Investments (Cost - $914,895,053) - 100.0%	914,895,053
Liabilities in Excess of Other Assets - (0.0)%	(272,765)
Net Assets - 100.0%	$ 914,622,288

BlackRock WCMA Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in
BlackRock Master Tax-Exempt LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. As of December 31, 2009, the value of the investment and the percentage owned by the Fund of the Master LLC was
$914,895,053 and 11.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master LLC.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of December 31, 2009, the Fund's investment in the Master LLC was classified as Level 2.

Schedule of Investments December 31, 2009 (Unaudited)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 5.0%
Huntsville IDB, Refunding RB,
VRDN, 0.47%, 1/07/10 (a)	$ 2,515 $	2,515,000
Lower Alabama Gas District,
RB, VRDN, Series A, 0.33%,
1/07/10 (a)	112,850	112,850,000
Mobile IDB, RB, Alabama
Power Co. Barry Plant
Project, First Series, 1.40%,
7/16/10	5,800	5,800,000
Mobile IDB, RB, VRDN,
Alabama Power Co., Barry
Plant, 1.40%, 7/16/10 (a)	16,500	16,500,000
Southeast Alabama Gas
District, RB, VRDN, Supply
Project, Series A, 0.22%,
1/04/10 (a)	199,655	199,655,000

	Par
Municipal Bonds	(000)	Value
Alabama (concluded)
Spanish Fort Redevelopment
Authority, Macon Trust, RB,
VRDN Certificates, Bank of
America, Series 2007-306,
0.57%, 1/07/10 (a)(b)(c)	$ 15,450 $	15,450,000
University of Alabama, RB,
ROCS, VRDN,
Series II-R-12295 (BHAC),
0.31%, 1/07/10 (a)(b)(c)	28,710	28,710,000
West Jefferson IDB Alabama,
RB, Alabama Power Co.
Miller Plant Project, AMT,
2.00%, 1/07/10	30,000	30,000,000
		411,480,000

Portfolio Abbreviations
To simplify the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.
AGC	Assured Guaranty Corp.	ISD	Independent School District
AMT	Alternative Minimum Tax (subject to)	LIFERS	Long Inverse Floating Exempt Receipts
ARS	Auction Rate Securities	MERLOTS	Municipal Exempt Receipts Liquidity
BAN	Bond Anticipation Notes		Optional Tenders
BHAC	Berkshire Hathaway Assurance Corp.	M/F	Multi-Family
COP	Certificates of Participation	MRB	Mortgage Revenue Bonds
DRIVERS	Derivative Inverse Tax-Exempt Receipts	MSTR	Municipal Securities Trust Receipts
EDA	Economic Development Authority	PCRB	Pollution Control Revenue Bonds
EDC	Economic Development Corp.	PSF-GTD	Permanent School Fund Guaranteed
ERS	Extendible Reset Securities	PUTTERS	Puttable Tax-Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	RAN	Revenue Anticipation Notes
FLOATS	Floating Rate Securities	RB	Revenue Bonds
FNMA	Federal National Mortgage Association	ROCS	Reset Option Certificates
FSA	Financial Security Assurance Inc.	S/F	Single-Family
GNMA	Government National Mortgage Association	SPEARS	Short Puttable Exempt Adjustable Receipts
GO	General Obligation Bonds	STARS	Short-Term Adjustable Rate Securities
HDA	Housing Development Authority	TECP	Tax-Exempt Commercial Paper
HFA	Housing Finance Agency	TRAN	Tax Revenue Anticipation Notes
HRB	Housing Revenue Bonds	VA	Veterans Administration
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bonds

Master Tax-Exempt LLC December 31, 2009 1

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alaska — 0.8%
Alaska Housing Finance Corp.,
RB, VRDN, State Capital
Project, Series C, 0.33%,
1/07/10 (a)	$ 4,955 $	4,955,000
Alaska International Airports
System, Refunding RB,
VRDN, System, Series A,
AMT, 0.26%, 1/07/10 (a)	4,000	4,000,000
City of Valdez Alaska, RB,
VRDN, ConocoPhillips Co.,
Series A, 0.28%, 1/07/10 (a)	38,000	38,000,000
City of Valdez Alaska,
Refunding RB, VRDN,
ConocoPhillips Co., Series B,
0.28%, 1/07/10 (a)	20,000	20,000,000
		66,955,000
Arizona — 2.7%
Ak-Chin Indian Community,
RB, VRDN, 0.35%,
1/07/10 (a)	20,000	20,000,000
Apache County IDA Arizona,
RB, FLOATS, VRDN, Tucson
Electric Power, Series 83A,
0.30%, 1/07/10 (a)(b)	55,575	55,575,000
Arizona Health Facilities
Authority, RB, FLOATS,
VRDN, Series 1782, 0.31%,
1/07/10 (a)(b)(c)	13,795	13,795,000
Arizona Health Facilities
Authority, RB, VRDN, Health
Facility, Catholic West,
Series B, 0.22%, 1/07/10 (a)	4,600	4,600,000
Arizona Health Facilities
Authority, Refunding RB,
VRDN, Banner Health,
Series C, 0.30%, 1/07/10 (a)	4,220	4,220,000
Arizona Health Facilities
Authority, Refunding RB,
VRDN, Banner Health,
Series F, 0.30%, 1/07/10 (a)	51,205	51,205,000
Maricopa County IDA Arizona,
Refunding RB, VRDN, Villas
Solanas Apartments,
Series A, AMT (FNMA),
0.39%, 1/07/10 (a)	6,200	6,200,000

	Par
Municipal Bonds	(000)	Value
Arizona (concluded)
Maricopa County Public
Finance Corp. Arizona, RB,
FLOATS, VRDN, Series 1863,
0.32%, 1/07/10 (a)(b)(c)	$ 8,440 $	8,440,000
Pima County IDA, Refunding
IDRB, VRDN, Tucson Electric
Power, 0.30%, 1/07/10 (a)	4,100	4,100,000
Salt River Pima-Maricopa
Indian Community, RB,
VRDN, 0.35%, 1/07/10 (a)	48,199	48,199,000
Tempe IDA Arizona, RB,
VRDN, Friendship Village
Project, Series C, 0.30%,
1/07/10 (a)	9,200	9,200,000
		225,534,000
California — 7.7%
California Communities Note
Program, RB, TRAN, 2.00%,
6/30/10	45,500	45,757,085
California Communities Note
Program, RB, TRAN,
Series A-5, 2.00%, 6/30/10	12,000	12,086,999
California HFA, Austin Trust,
RB, VRDN Certificates,
Bank of America,
Series 2008-1100, AMT,
0.77%, 1/07/10 (a)(b)(c)	3,290	3,290,000
California HFA, RB, VRDN,
Home Mortgage, Series B,
AMT, 1.80%, 1/07/10 (a)	38,490	38,490,000
California HFA, RB, VRDN,
Home Mortgage, Series F,
AMT (FSA), 0.40%,
1/07/10 (a)	4,500	4,500,000
California HFA, RB, VRDN,
Home Mortgage, Series M,
AMT, 0.41%, 1/04/10 (a)	24,400	24,400,000
California HFA, RB, VRDN,
Series A, AMT, 0.35%,
1/04/10 (a)	80,500	80,500,000

2 Master Tax-Exempt LLC December 31, 2009

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
California HFA, Refunding RB,
VRDN, Home Mortgage,
Series E, AMT, 0.35%,
1/04/10 (a)	$ 54,200 $	54,200,000
California Municipal Finance
Authority, RB, PUTTERS,
VRDN, Series 2410, AMT,
0.47%, 1/07/10 (a)(b)(c)	2,295	2,295,000
California Rural Home
Mortgage Finance Authority,
Refunding RB, VRDN, Draw
Down, AMT, 0.49%,
3/18/10 (a)	40,612	40,611,600
California School Cash
Reserve Program Authority,
RB, 2009-2010 Senior Bonds,
Series A, 2.50%, 7/01/10	88,500	89,333,090
City of Los Angeles California,
GO, TRAN, 2.50%, 4/28/10	28,500	28,688,140
City of Los Angeles California,
GO, TRAN, 2.50%, 5/28/10	61,600	62,107,771
County of Los Angeles
California, RB, TRAN,
Series A, 2.50%, 6/30/10	60,000	60,501,529
Golden State Tobacco
Securitization Corp.
California, RB, FLOATS,
VRDN, Series 2215, 0.39%,
1/07/10 (a)(b)(c)	22,500	22,500,000
Golden State Tobacco
Securitization Corp.
California, Refunding RB,
FLOATS, VRDN, Series 2040,
0.39%, 1/07/10 (a)(b)(c)	8,000	8,000,000
Golden State Tobacco
Securitization Corp.
California, Refunding RB,
FLOATS, VRDN, Series 2954,
0.39%, 1/07/10 (a)(b)(c)	2,000	2,000,000
Los Angeles Unified School
District California, GO,
TRAN, 2.00%, 8/12/10	22,200	22,386,753
San Francisco City & County
Airports Commission,
Refunding RB, VRDN, Second
Series A, 0.75%, 9/15/10 (a)	9,300	9,300,000

	Par
Municipal Bonds	(000)	Value
California (concluded)
San Mateo Union High School
District California, GO,
ROCS, VRDN,
Series II-R-11578PB (AGC),
0.34%, 1/07/10 (a)(b)(c)	$ 9,490 $	9,490,000
State of California, GO,
FLOATS, VRDN, Series A-2,
0.21%, 1/07/10 (a)(b)	19,800	19,800,000
		640,237,967
Colorado — 1.8%
City of Colorado Springs
Colorado, Refunding RB,
VRDN, Subordinate Lien,
Series A, 0.30%, 1/07/10 (a)	34,875	34,875,000
Colorado Educational &
Cultural Facilities Authority,
RB, VRDN, Nature
Conservatory, Series A-TE,
0.35%, 1/07/10 (a)	8,400	8,400,000
Colorado Health Facilities
Authority, RB, VRDN, Sisters
of Charity, 0.24%,
1/07/10 (a)	18,300	18,300,000
Colorado Health Facilities
Authority, Refunding RB,
VRDN, Catholic Healthcare,
Series B-1, 0.32%,
1/07/10 (a)	3,335	3,335,000
Colorado Health Facilities
Authority, Refunding RB,
VRDN, Catholic Healthcare,
Series B-6, 0.30%,
1/07/10 (a)	7,900	7,900,000
Colorado Housing & Finance
Authority, RB, VRDN, Class I,
Series B-2, AMT, 0.42%,
1/07/10 (a)	25,000	25,000,000
Colorado Housing & Finance
Authority, RB, VRDN, M/F,
Series C-4, 0.32%,
1/07/10 (a)	4,580	4,580,000
Colorado Housing & Finance
Authority, Refunding RB,
VRDN, Class 1-B-2, 0.23%,
1/07/10 (a)	5,000	5,000,000

Master Tax-Exempt LLC December 31, 2009 3

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Colorado (concluded)
Colorado School of Mines,
Refunding RB, VRDN,
Series A, 0.33%, 1/07/10 (a) $	7,900 $	7,900,000
County of Moffat Colorado,
Refunding RB, VRDN,
PacifiCorp, 0.30%,
1/07/10 (a)	7,500	7,500,000
County of Pitkin Colorado,
Refunding RB, VRDN, Aspen
Skiing Co. Project, Series B,
AMT, 0.30%, 1/04/10 (a)	4,500	4,500,000
El Paso County School District
No. 49-Falcon, Eclipse
Funding Trust, COP, VRDN,
Series 2006-0101, Solar
Eclipse, 0.30%,
1/07/10 (a)(b)(c)	11,150	11,150,000
Fiddlers Business
Improvement District
Colorado, GO, Refunding,
VRDN, 0.47%, 1/07/10 (a)	4,200	4,200,000
Town of Telluride Colorado,
RB, VRDN, Valley Floor Open
Space Project, 2.20%,
1/07/10 (a)	5,205	5,205,000
		147,845,000
Connecticut — 1.5%
Connecticut State Health &
Educational Facility
Authority, Austin Trust, RB,
VRDN Certificates, Bank of
America, Series 2008-352,
0.57%, 1/07/10 (a)(b)(c)	14,870	14,870,000
Connecticut State Health &
Educational Facility
Authority, RB, VRDN, Health
Care, Capital Asset,
Series A-1, 0.22%,
1/07/10 (a)	13,700	13,700,000
Connecticut State Health &
Educational Facility
Authority, Refunding RB,
VRDN, Danbury Hospital,
Series J, 0.29%, 1/07/10 (a)	22,000	22,000,000

	Par
Municipal Bonds	(000)	Value
Connecticut (concluded)
Connecticut State Health &
Educational Facility
Authority, Refunding RB,
VRDN, Yale-New Haven
Hospital, Series L1, 0.24%,
1/07/10 (a)	$ 6,800 $	6,800,000
State of Connecticut, GO,
BAN, Series A, 2.00%,
4/28/10	70,000	70,344,469
		127,714,469
District of Columbia — 1.1%
District of Columbia,
Deutsche Bank
SPEARS/LIFERS Trust, GO,
VRDN, Series DB-463 (FSA),
0.35%, 1/07/10 (a)(b)(c)	8,411	8,411,000
District of Columbia, GO,
FLOATS, VRDN, Series 1920,
0.32%, 1/07/10 (a)(b)(c)	15,920	15,920,000
District of Columbia, GO,
Refunding, VRDN, Series C,
0.26%, 1/07/10 (a)	6,300	6,300,000
District of Columbia, GO,
Refunding, VRDN, Series D,
0.28%, 1/07/10 (a)	15,000	15,000,000
District of Columbia, GO,
Refunding, VRDN, Series D,
0.42%, 1/07/10 (a)	8,285	8,285,000
District of Columbia, RB,
VRDN, American University,
0.35%, 1/07/10 (a)	7,400	7,400,000
District of Columbia,
Refunding RB, VRDN,
Howard, Series B, 0.35%,
1/07/10 (a)	4,600	4,600,000
District of Columbia,
Refunding RB, VRDN,
Series B, 0.33%, 1/07/10 (a)	6,110	6,110,000
Washington Convention
Center Authority, Refunding
RB, FLOATS, VRDN,
Series 1730 (BHAC), 0.33%,
1/07/10 (a)(b)(c)	6,665	6,665,000

4 Master Tax-Exempt LLC December 31, 2009

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
District of Columbia
(concluded)
Washington Convention
Center Authority, Refunding
RB, FLOATS, VRDN,
Series 1731 (BHAC), 0.33%,
1/07/10 (a)(b)(c)	$ 6,665 $	6,665,000
Washington Convention
Center Authority, Refunding
RB, FLOATS, VRDN,
Series 1736 (BHAC), 0.33%,
1/07/10 (a)(b)(c)	7,830	7,830,000
		93,186,000
Florida — 4.6%
Brevard County Housing
Finance Authority, RB,
VRDN, Timber Trace
Apartments Project, AMT,
0.33%, 1/07/10 (a)	10,000	10,000,000
City of Pembroke Pines
Florida, Refunding RB,
VRDN, Series 2038 (AGC),
0.24%, 1/07/10 (a)	10,000	10,000,000
County of Escambia Florida,
RB, VRDN, Gulf Power Co.
Project, First Series, 1.75%,
4/21/10 (a)	10,000	10,000,000
County of Hillsborough
Florida, TECP, 0.35%,
2/03/10	3,685	3,685,000
County of St. John’s Florida,
Deutsche Bank
SPEARS/LIFERS Trust, RB,
VRDN, Series DB-486, 0.35%,
1/07/10 (a)(b)(c)	8,930	8,930,000
County of St. John’s Florida,
RB, ROCS, VRDN,
Series II-R-755PB, 0.33%,
1/07/10 (a)(b)(c)	13,215	13,215,000
Florida Housing Finance
Corp., MRB, VRDN, Wexford
Apartments, Series P, 0.30%,
1/07/10 (a)	5,900	5,900,000

	Par
Municipal Bonds	(000)	Value
Florida (continued)
Florida Housing Finance
Corp., RB, VRDN, Savannah
Springs Apartments,
Series N, AMT, 0.40%,
1/07/10 (a)	$ 6,800 $	6,800,000
Florida Hurricane Catastrophe
Fund Finance Corp., RB,
ROCS, VRDN,
Series II-R-11549, 0.31%,
1/07/10 (a)(b)(c)	4,930	4,930,000
Florida State Board of
Education, GO, ROCS, VRDN,
Series II-R-12281, 0.31%,
6/01/15 (a)(b)(c)	15,500	15,500,000
Florida State Board of
Education, GO, ROCS, VRDN,
Series II-R-12288, 0.31%,
1/07/10 (a)(b)(c)	8,000	8,000,000
Florida State Department of
Transportation, Refunding
RB, PUTTERS, VRDN,
Series 2539, 0.32%,
1/07/10 (a)(b)(c)	3,555	3,555,000
Fort Pierce Redevelopment
Agency, Eclipse Funding
Trust, Tax Allocation Bonds,
Series 2006-0130, Solar
Eclipse, VRDN, 0.30%,
1/07/10 (a)(b)(c)	3,915	3,915,000
Hillsborough County Housing
Finance Authority, HRB,
VRDN, Brandon, Series A,
AMT (FNMA), 0.37%,
1/07/10 (a)	5,630	5,630,000
Jacksonville Economic
Development Commission,
RB, VRDN, Lee & Cates Glass
Inc. Project, AMT, 0.52%,
1/07/10 (a)	7,950	7,950,000
Jacksonville Electric Authority
Florida, RB, VRDN,
Series A-1, 0.30%,
1/07/10 (a)	29,785	29,785,000

Master Tax-Exempt LLC December 31, 2009 5

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida (continued)
Jacksonville Electric Authority
Florida, Refunding RB,
VRDN, Series 3-B-1, 0.24%,
1/07/10 (a)	$ 6,030 $	6,030,000
Jacksonville Electric Authority
Florida, Refunding RB,
VRDN, Series 3-B-2, 0.22%,
1/07/10 (a)	6,085	6,085,000
Jacksonville Electric Authority
Florida, Refunding RB,
VRDN, Series 3-B-3, 0.22%,
1/07/10 (a)	8,455	8,455,000
Jacksonville Electric Authority
Florida, Refunding RB,
VRDN, Sub-Series A-2,
0.33%, 1/07/10 (a)	6,845	6,845,000
Jacksonville Electric Authority
Florida, TECP, 0.27%,
2/01/10	13,900	13,900,000
Jacksonville Port Authority,
RB, VRDN, Mitsui OSK Lines
Ltd., AMT, 0.35%,
1/07/10 (a)	14,250	14,250,000
Manatee County Housing
Finance Authority, HRB,
VRDN, Village at Cortez
Apartments, Series A, AMT
(FNMA), 0.37%, 1/07/10 (a)	11,600	11,600,000
Orlando & Orange County
Expressway Authority, RB,
VRDN, Eagle Tax-Exempt
Trust, Series 2007-0145,
Class A (BHAC), 0.31%,
1/07/10 (a)(b)(c)	11,300	11,300,000
Orlando Utilities Commission,
RB, ROCS, VRDN, Series II-R-
11818PB, 0.33%,
1/07/10 (a)(b)(c)	24,155	24,155,000
Orlando Utilities Commission,
Refunding RB, Series B-1,
2.00%, 6/01/10	43,000	43,276,426

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Palm Beach County
Educational Facilities
Authority, Refunding RB,
VRDN, Educational
Facilities, Atlantic
University Inc., 0.35%,
1/07/10 (a)	$ 9,655 $	9,655,000
Palm Beach County School
District, COP, Series B (FSA),
0.30%, 1/07/10	28,300	28,300,000
Sarasota County Public
Hospital District, Refunding
RB, VRDN, Sarasota
Memorial Hospital, Series A,
0.18%, 1/04/10 (a)	10,100	10,100,000
Sunshine State Governmental
Financing Commission, RB,
VRDN, 0.37%, 1/07/10 (a)	19,320	19,320,000
University of South Florida
Research Foundation Inc.,
RB, VRDN, University
Technology Center
Research, 0.37%,
1/07/10 (a)	8,100	8,100,000
Volusia County IDA, Refunding
RB, VRDN, Retirement
Housing Foundation, 0.30%,
1/07/10 (a)	9,200	9,200,000
Volusia County School Board,
Eclipse Funding Trust, COP,
Refunding, Series 2007-
0036, Solar Eclipse (FSA),
0.32%, 1/07/10 (a)(b)(c)	7,360	7,360,000
		385,726,426
Georgia — 1.2%
Gwinnett County Hospital
Authority, Refunding RB,
VRDN, Gwinnett Hospital
System Project, Series C,
0.24%, 1/07/10 (a)	7,430	7,430,000

6 Master Tax-Exempt LLC December 31, 2009

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Georgia (concluded)
Monroe County Development
Authority Georgia,
Refunding RB, VRDN,
Georgia Power Co. Plant
Scherer Project, 0.80%,
1/07/11 (a)	$ 6,000 $	6,000,000
Municipal Electric Authority of
Georgia, Macon Trust, RB,
VRDN Certificates, Bank of
America, Series E (FSA),
0.37%, 1/07/10 (a)(b)(c)	6,815	6,815,000
Municipal Electric Authority of
Georgia, RB, BAN, Plant
Vogtle, Series A, 1.50%,
5/25/10	14,000	14,049,738
Municipal Electric Authority of
Georgia, Refunding RB,
VRDN, Project No. 1,
Sub-Series B, 0.25%,
1/07/10 (a)	35,750	35,750,000
State of Georgia, GO, ROCS,
VRDN, Series II-R-11536PB,
0.33%, 1/07/10 (a)(b)(c)	26,175	26,175,000
Whitfield County
Development Authority, RB,
VRDN, Aladdin
Manufacturing Corp.
Project, AMT, 0.61%,
1/07/10 (a)	3,100	3,100,000
		99,319,738
Hawaii — 0.1%
Hawaii State Department of
Budget & Finance,
Refunding RB, VRDN, Hawaii
Pacific Health, Series A-2,
0.33%, 1/07/10 (a)	5,500	5,500,000
Idaho — 0.2%
Idaho State Building
Authority, Refunding RB,
VRDN, Prison Facilities
Project, Series A, 0.28%,
1/07/10 (a)	13,490	13,490,000

	Par
Municipal Bonds	(000)	Value
Illinois — 8.5%
City of Chicago Illinois,
Deutsche Bank
SPEARS/LIFERS Trust, RB,
VRDN, Series DB-502 (FSA),
0.35%, 1/07/10 (a)(b)(c)	$ 41,185 $	41,185,000
City of Chicago Illinois,
Deutsche Bank
SPEARS/LIFERS Trust, RB,
VRDN, Series DBE-534,
0.35%, 1/07/10 (a)(b)(c)	2,260	2,260,000
City of Chicago Illinois,
Eclipse Funding Trust, GO,
Refunding, VRDN, Series
2006-0038, Solar Eclipse,
0.30%, 1/07/10 (a)(b)(c)	10,700	10,700,000
City of Chicago Illinois, GO,
VRDN, Series B, 0.16%,
1/07/10 (a)	4,785	4,785,000
City of Chicago Illinois, RB,
ROCS, VRDN, Series II-R-239,
AMT (FSA), 0.42%,
1/07/10 (a)(b)(c)	3,700	3,700,000
City of Chicago Illinois, RB,
VRDN, Second Lien,
Series B, AMT, 0.38%,
1/07/10 (a)	19,189	19,189,000
City of Chicago Illinois,
Refunding RB, VRDN, 0.24%,
1/04/10 (a)	25,400	25,400,000
City of Chicago Illinois,
Refunding RB, VRDN, Sub-
Series 04-2, 0.35%,
1/07/10 (a)	14,750	14,750,000
City of Chicago Illinois,
Refunding RB, VRDN, Sub-
Series 04-3, 0.35%,
1/07/10 (a)	3,205	3,205,000
City of Elmhurst Illinois, RB,
VRDN, Joint Commission on
Accreditation of Healthcare
Organizations, 0.31%,
1/07/10 (a)	12,950	12,950,000

Master Tax-Exempt LLC December 31, 2009 7

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Illinois (continued)
County of Cook Illinois, GO,
ROCS, VRDN, Series II-R-
10359 (FSA), 0.25%,
1/07/10 (a)(b)(c)	$ 30,920 $	30,920,000
Illinois Finance Authority, RB,
VRDN, Art Institute of
Chicago, 0.27%, 1/07/10 (a)	11,450	11,450,000
Illinois Finance Authority, RB,
VRDN, Art Institute of
Chicago, Series B-1, 0.27%,
1/07/10 (a)	6,105	6,105,000
Illinois Finance Authority, RB,
VRDN, Landing at Plymouth
Place, Series C, 0.30%,
1/07/10 (a)	16,320	16,320,000
Illinois Finance Authority, RB,
VRDN, North Park University
Project, 0.30%, 1/07/10 (a)	4,800	4,800,000
Illinois Finance Authority, RB,
VRDN, Northwestern
University, Sub-Series A,
0.50%, 3/31/10 (a)	23,460	23,460,000
Illinois Finance Authority, RB,
VRDN, Revolving Fund
Pooled, Series D, 0.27%,
1/07/10 (a)	16,050	16,050,000
Illinois Finance Authority, RB,
VRDN, Rush University
Medical Center, Series A,
0.33%, 1/07/10 (a)	4,000	4,000,000
Illinois Finance Authority,
Refunding RB, VRDN, Art
Institute of Chicago, 0.27%,
1/07/10 (a)	23,600	23,600,000
Illinois Finance Authority,
Refunding RB, VRDN,
Central DuPage, Series A,
0.24%, 1/04/10 (a)	7,875	7,875,000
Illinois Finance Authority,
Refunding RB, VRDN, Eagle
Tax-Exempt Trust,
Series 2006-0118, Class A,
0.31%, 1/07/10 (a)(b)(c)	3,150	3,150,000

	Par
Municipal Bonds	(000)	Value
Illinois (continued)
Illinois Finance Authority,
Refunding RB, VRDN,
Northwest Community
Hospital, Series C, 0.30%,
1/07/10 (a)	$ 5,505 $	5,505,000
Illinois Finance Authority,
Refunding RB, VRDN,
Riverside, Series A, 0.27%,
1/07/10 (a)	15,125	15,125,000
Illinois Finance Authority,
Refunding RB, VRDN,
Southern Illinois Healthcare,
0.30%, 1/07/10 (a)	6,780	6,780,000
Illinois Finance Authority,
Refunding RB, VRDN,
Wesleyan University, 0.33%,
1/07/10 (a)	2,325	2,325,000
Illinois State Toll Highway
Authority, RB, VRDN, Senior
Priority, Series A-1, 0.38%,
1/07/10 (a)	45,700	45,700,000
Illinois State Toll Highway
Authority, Refunding RB,
VRDN, Senior Priority,
Series A-2 (FSA), 0.36%,
1/07/10 (a)	5,700	5,700,000
Illinois State Toll Highway
Authority, Refunding RB,
VRDN, Series B (FSA), 0.28%,
1/07/10 (a)	12,235	12,235,000
Regional Transit Authority,
Refunding RB, VRDN, ERS,
Series B, 0.70%,
10/01/10 (a)	31,500	31,500,000
State of Illinois, GO, VRDN,
Series B, 2.55%, 1/07/10 (a)	198,800	198,800,000
University of Illinois, COP,
Refunding, VRDN, Utility
Infrastructure Projects,
0.34%, 1/07/10 (a)	83,785	83,785,000

8 Master Tax-Exempt LLC December 31, 2009

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
University of Illinois,
Refunding RB, VRDN, Eagle
Tax-Exempt Trust,
Series 2006-0124, Class A,
0.32%, 1/07/10 (a)(b)(c)	$ 10,000 $	10,000,000
		703,309,000
Indiana — 5.5%
City of Indianapolis Indiana,
RB, VRDN, New Bridges
Apartments Project, 0.72%,
1/07/10 (a)	3,675	3,675,000
City of Michigan City Indiana,
RB, VRDN, Palatek Project,
AMT, 0.50%, 1/07/10 (a)	5,000	5,000,000
City of Portage Indiana, RB,
VRDN, Breckenridge
Apartments Project, AMT,
0.38%, 1/07/10 (a)	4,650	4,650,000
Hartford City Indiana, RB,
VRDN, Petoskey Plastics
Inc., AMT, 0.50%,
1/07/10 (a)	5,200	5,200,000
Indiana Development Finance
Authority, RB, VRDN,
Educational Facilities,
Industrial Museum of Art,
0.27%, 1/07/10 (a)	43,000	43,000,000
Indiana Development Finance
Authority, RB, VRDN, PSI
Energy Inc. Projects,
Series A, AMT, 0.45%,
1/07/10 (a)	32,550	32,550,000
Indiana Finance Authority,
RB, VRDN, Ascension,
Series E5, 0.33%,
6/15/10 (a)	3,060	3,060,000
Indiana Finance Authority,
RB, VRDN, Lease
Appropriation, Series A-1,
0.20%, 1/04/10 (a)	28,400	28,400,000
Indiana Finance Authority,
RB, VRDN, Lease
Appropriation, Series A-1,
0.24%, 1/04/10 (a)	64,700	64,700,000

	Par
Municipal Bonds	(000)	Value
Indiana (concluded)
Indiana Finance Authority,
RB, VRDN, Lease
Appropriation, Series A-2,
0.24%, 1/04/10 (a)	$ 55,200 $	55,200,000
Indiana Finance Authority,
RB, VRDN, Lease
Appropriation, Series A-3,
0.20%, 1/04/10 (a)	50,225	50,225,000
Indiana Finance Authority,
RB, VRDN, Lease
Appropriation, Series A-3,
0.27%, 1/07/10 (a)	60,000	60,000,000
Indiana Finance Authority,
RB, VRDN, Lease
Appropriation, Series A-4,
0.20%, 1/04/10 (a)	36,200	36,200,000
Indiana Finance Authority,
RB, VRDN, Lease
Appropriation, Series A-5,
0.25%, 1/04/10 (a)	22,700	22,700,000
Indiana Finance Authority,
Refunding RB, VRDN, Duke
Energy Indiana Project,
Series A-1, AMT, 0.33%,
1/07/10 (a)	6,000	6,000,000
Indiana Finance Authority,
Refunding RB, VRDN, Duke
Energy Indiana Project,
Series A-5, 0.21%,
1/04/10 (a)	7,000	7,000,000
Indiana Finance Authority,
Refunding RB, VRDN, Sisters
of St. Francis, Series B,
0.28%, 1/07/10 (a)	3,700	3,700,000
Indianapolis Local Public
Improvement Bond Bank,
Refunding RB, ROCS, VRDN,
Series II-R-11779 (AGC),
0.37%, 1/07/10 (a)(b)(c)	24,825	24,825,000
IPS Multi-School Building
Corp. Indiana, RB, ROCS,
VRDN, Series II-R-885WF
(FSA), 0.30%,
1/07/10 (a)(b)(c)	7,490	7,490,000
		463,575,000

Master Tax-Exempt LLC December 31, 2009 9

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Iowa — 1.1%
City of Clear Lake Iowa, RB,
VRDN, Joe Corbi's Pizza
Project, AMT, 0.47%,
1/07/10 (a)	$ 3,380 $	3,380,000
County of Louisa Iowa,
Refunding RB, FLOATS,
VRDN, Iowa-Illinois Gas &
Electric Co., Series A,
0.40%, 1/07/10 (a)(b)	10,000	10,000,000
Iowa Finance Authority, MRB,
VRDN, Series H (GNMA),
0.34%, 1/07/10 (a)	23,000	23,000,000
Iowa Finance Authority, RB,
RAN, Senior, Iowa School,
Series A, 2.50%, 6/23/10	14,900	15,037,701
Iowa Finance Authority, RB,
VRDN, Edgewater A. Wesley,
Series E, 0.32%, 1/07/10 (a)	10,000	10,000,000
Iowa Finance Authority,
Refunding RB, VRDN, Iowa
Health System, Series E,
0.23%, 1/04/10 (a)	17,000	17,000,000
State of Iowa, Barclays
Capital Municipal Trust
Receipts, RB, FLOATS,
VRDN, Series 13B-B, 0.28%,
1/07/10 (a)(b)(c)	4,700	4,700,000
State of Iowa, Barclays
Capital Municipal Trust
Receipts, RB, FLOATS,
VRDN, Series 13B-C, 0.28%,
1/07/10 (a)(b)(c)	6,200	6,200,000
		89,317,701
Kansas — 0.5%
City of Wichita Kansas, GO,
Temporary Notes,
Series 232, 0.75%, 8/19/10	18,400	18,417,282
City of Wichita Kansas,
Refunding RB, VRDN,
Facilities, Christi Health
VIII, Series B-2, 0.24%,
1/04/10 (a)	10,000	10,000,000

	Par
Municipal Bonds	(000)	Value
Kansas (concluded)
Counties of Sedgwick &
Shawnee Kansas, JP Morgan
Chase PUTTERS/DRIVERS
Trust, Refunding RB, VRDN,
Series 3206, AMT (GNMA),
0.40%, 1/07/10 (a)(b)(c)	$ 6,615 $	6,615,000
Counties of Sedgwick &
Shawnee Kansas, RB,
FLOATS, VRDN, Series 2480,
AMT (GNMA), 0.36%,
1/07/10 (a)(b)(c)	8,680	8,680,000
		43,712,282
Kentucky — 1.3%
Campbell & Kenton Counties
Sanitation District No. 1
Kentucky, RB, MSTR, VRDN,
Series SGA 130 (FSA), 0.33%,
1/07/10 (a)(b)(c)	11,000	11,000,000
County of Boyd Kentucky, RB,
VRDN, Air Products &
Chemicals Project, AMT,
0.33%, 1/07/10 (a)	3,775	3,775,000
County of Carroll Kentucky
Solid Waste, TECP, 0.95%,
3/03/10	20,930	20,930,000
County of Jefferson Kentucky,
TECP, 0.75%, 3/10/10	35,000	35,000,000
Kentucky Higher Education
Student Loan Corp.,
Refunding RB, VRDN, Senior,
Series A-1, AMT, 0.27%,
1/07/10 (a)	15,700	15,700,000
Louisville & Jefferson County
Metropolitan Government,
Refunding RB, ROCS, VRDN,
Series II-R-662C, 0.52%,
1/07/10 (a)(b)(c)	16,875	16,875,000
Louisville & Jefferson County
Regional Airport Authority
Kentucky, RB, VRDN, UPS
Worldwide Forwarding,
Series B, AMT, 0.30%,
1/04/10 (a)	5,900	5,900,000
		109,180,000

10 Master Tax-Exempt LLC December 31, 2009

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Louisiana — 0.9%
Louisiana Local Government
Environmental Facilities &
Community Development
Authority, RB, VRDN, BASF
Corp. Project, AMT, 0.45%,
1/07/10 (a)	$ 4,000 $	4,000,000
Louisiana Local Government
Environmental Facilities &
Community Development
Authority, RB, VRDN,
Honeywell International Inc.
Project, AMT, 0.52%,
1/07/10 (a)	6,000	6,000,000
Louisiana Local Government
Environmental Facilities &
Community Development
Authority, Refunding RB,
VRDN, BASF Corp. Project,
Series B, 0.42%, 1/07/10 (a)	7,500	7,500,000
Louisiana Offshore Terminal
Authority, Refunding RB,
VRDN, First Stage, Loop LLC,
Series A, 0.22%, 1/04/10 (a)	18,060	18,060,000
Louisiana Public Facilities
Authority, RB, VRDN, Air
Products & Chemicals
Project, AMT, 0.33%,
1/07/10 (a)	2,850	2,850,000
Louisiana State Municipal
Natural Gas Purchasing &
District Authority, RB,
PUTTERS, VRDN,
Series 1411Q, 0.32%,
1/07/10 (a)(b)(c)	11,191	11,191,000
Parish of Ascension Louisiana,
RB, VRDN, BASF Corp.
Project, AMT, 0.45%,
1/07/10 (a)	10,100	10,100,000
Parish of St. James
Louisiana, RB, VRDN, NuStar
Logistics LP Project, 0.24%,
1/07/10 (a)	10,000	10,000,000

	Par
Municipal Bonds	(000)	Value
Louisiana (concluded)
South Louisiana Port
Commission, Refunding RB,
Occidental Petroleum,
VRDN, 0.19%, 1/07/10 (a)	$ 4,400 $	4,400,000
		74,101,000
Maine — 0.1%
Maine Health & Higher
Educational Facilities
Authority, Barclays Capital
Municipal Trust Receipts,
Refunding RB, FLOATS,
VRDN, Series 5B, 0.28%,
1/07/10 (a)(b)(c)	6,665	6,665,000
Maine Health & Higher
Educational Facilities
Authority, Eclipse Funding
Trust, RB, VRDN, Series
2007-0104, Solar Eclipse,
0.30%, 1/07/10 (a)(b)(c)	3,185	3,185,000
		9,850,000
Maryland — 1.4%
City of Baltimore Maryland,
RB, FLOATS, VRDN,
Occidental Petroleum,
0.35%, 1/15/10 (a)(b)	35,700	35,700,000
County of Baltimore
Maryland, RB, VRDN, Paths
at Loveton, 0.37%,
1/07/10 (a)	4,270	4,270,000
County of Montgomery
Maryland, Refunding RB,
VRDN, Riderwood Village
Inc. Project, 0.33%,
1/07/10 (a)	13,405	13,405,000
County of Prince George's
Maryland, Refunding RB,
VRDN, Collington Episcopal,
Series A, 0.30%, 1/07/10 (a)	6,880	6,880,000

Master Tax-Exempt LLC December 31, 2009 11

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Maryland (concluded)
Maryland Community
Development
Administration, Clipper Tax-
Exempt Certificate Trust,
RB, VRDN, Series 2009-47,
AMT, 0.47%,
1/07/10 (a)(b)(c)	$ 2,881 $	2,881,000
Maryland Community
Development
Administration, RB,
Residential, VRDN, Series C,
AMT, 0.33%, 1/07/10 (a)	13,630	13,630,000
Maryland Community
Development
Administration, Refunding
RB, FLOATS, VRDN,
Series 2997, AMT, 0.36%,
1/07/10 (a)(b)(c)	8,475	8,475,000
Maryland EDC, RB, VRDN,
Bakery de France Facility,
AMT, 0.62%, 1/07/10 (a)	9,765	9,765,000
Maryland EDC, RB, VRDN,
Garrett Community College
Facility, 0.32%, 1/07/10 (a)	6,955	6,955,000
Maryland EDC, RB, VRDN,
Linemark Printing Project,
AMT, 0.52%, 1/07/10 (a)	3,630	3,630,000
Maryland EDC, RB, VRDN,
Pharmaceutics International
Inc., Series A, AMT, 0.47%,
1/07/10 (a)	4,455	4,455,000
Maryland Health & Higher
Educational Facilities
Authority, Refunding RB,
VRDN, University Medical
System, Series B, 0.20%,
1/07/10 (a)	7,200	7,200,000
Maryland State Stadium
Authority, Refunding RB,
VRDN, Baltimore Convention
Center, 0.31%, 1/07/10 (a)	2,720	2,720,000
		119,966,000

	Par
Municipal Bonds	(000)	Value
Massachusetts — 2.6%
Commonwealth of
Massachusetts, GO,
Refunding, VRDN, Series B,
0.34%, 1/07/10 (a)	$ 15,300 $	15,300,000
Commonwealth of
Massachusetts, Refunding
RB, FLOATS, VRDN,
Series PT-3058, 0.57%,
1/07/10 (a)(b)(c)	27,425	27,425,000
Commonwealth of
Massachusetts, Refunding
RB, FLOATS, VRDN,
Series PT-3511, 0.57%,
1/07/10 (a)(b)(c)	10,530	10,530,000
Commonwealth of
Massachusetts, TECP, 1.10%,
2/10/10	10,500	10,500,000
Massachusetts Development
Finance Agency, Macon
Trust, RB, VRDN
Certificates, Bank of
America, Series 2007-344,
0.72%, 1/07/10 (a)(b)(c)	65,780	65,780,000
Massachusetts Development
Finance Agency, Refunding
RB, VRDN, Suffolk
University, Series A (AGC),
0.29%, 1/07/10 (a)	13,575	13,575,000
Massachusetts Health &
Educational Facilities
Authority, Macon Trust, RB,
VRDN Certificates, Bank of
America, Series 2007-310,
0.57%, 1/07/10 (a)(b)(c)	7,510	7,510,000
Massachusetts Health &
Educational Facilities
Authority, RB, ROCS, VRDN,
Series II-R-11577PB, 0.33%,
1/07/10 (a)(b)(c)	31,750	31,750,000
Massachusetts Health &
Educational Facilities
Authority, RB, VRDN, Dana-
Farber Cancer Institute,
Series L2, 0.30%,
1/07/10 (a)	7,800	7,800,000

12 Master Tax-Exempt LLC December 31, 2009

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts (concluded)
Massachusetts State Turnpike
Authority, Clipper Tax-
Exempt Certificate Trust,
RB, VRDN, Series 2009-74,
0.32%, 1/07/10 (a)(b)(c)	$ 15,000 $	15,000,000
Massachusetts Water
Resources Authority,
Refunding RB, VRDN, Eagle
Tax-Exempt Trust,
Series 2006-0054, Class A
(FSA), 0.31%,
1/07/10 (a)(b)(c)	7,495	7,495,000
		212,665,000
Michigan — 1.9%
City of Detroit Michigan, RB,
ROCS, VRDN, Series II-R-
719PB (AGC), 0.37%,
1/07/10 (a)(b)(c)	12,485	12,485,000
City of Detroit Michigan,
Refunding RB, ROCS, VRDN,
Series II-R-665PB (BHAC),
0.33%, 1/07/10 (a)(b)(c)	20,720	20,720,000
Holt Public Schools Michigan,
GO, Refunding, VRDN (Q-
SBLF), 0.26%, 1/07/10 (a)	7,000	7,000,000
Kalamazoo Hospital Finance
Authority Michigan,
Refunding RB, VRDN,
Bronson Methodist, Series A,
0.24%, 1/07/10 (a)	4,990	4,990,000
Michigan Higher Education
Student Loan Authority, RBC
Municipal Products Inc.
Trust, Refunding RB,
FLOATS, VRDN, Series L-24,
AMT, 0.42%,
1/07/10 (a)(b)(c)	40,045	40,045,000
Michigan State HDA,
Refunding RB, VRDN,
Series A, AMT, 0.27%,
1/04/10 (a)	44,505	44,505,000
Michigan Strategic Fund, RB,
VRDN, Livonia Tool Inc.
Project, AMT, 0.50%,
1/07/10 (a)	2,000	2,000,000

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Wayne County Airport
Authority, Refunding RB,
VRDN, Detroit Metropolitan,
Series C1, AMT, 0.32%,
1/07/10 (a)	$ 23,990 $	23,990,000
		155,735,000
Minnesota — 1.5%
City of Minneapolis
Minnesota, RB, VRDN,
Fairview Health Services,
Series D, 0.20%, 1/07/10 (a)	2,300	2,300,000
City of Rochester Minnesota,
Healthcare Facilities, TECP,
0.30%, 1/12/10	82,500	82,500,000
Minneapolis & St. Paul
Housing & Redevelopment
Authority, Refunding RB,
VRDN, Allina Health System,
Series B-1, 0.19%,
1/04/10 (a)	20,000	20,000,000
Minnesota HFA, RB, VRDN,
Residential Housing Finance,
Series C, AMT, 0.34%,
1/07/10 (a)	7,500	7,500,000
State of Minnesota, GO,
ROCS, VRDN, Series II-R-
11538PB, 0.33%,
1/07/10 (a)(b)(c)	10,465	10,465,000
		122,765,000
Mississippi — 0.7%
Mississippi Business Finance
Corp., RB, VRDN, Series A,
Renaissance, 0.37%,
1/07/10 (a)	7,200	7,200,000
Mississippi Development Bank
Special Obligation, RB,
VRDN, Municipal Gas
Authority, Natural Gas
Project, 0.33%, 1/07/10 (a)	45,753	45,753,000

Master Tax-Exempt LLC December 31, 2009 13

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Mississippi (concluded)
Mississippi Development Bank
Special Obligation,
Refunding RB, VRDN, Walnut
Grove Youth, Series A,
0.35%, 1/07/10 (a)	$ 8,000 $	8,000,000
		60,953,000
Missouri — 0.8%
Kansas City IDA Missouri, RB,
VRDN, Kansas City
Downtown Redevelopment,
Series B, 0.27%, 1/07/10 (a)	11,690	11,690,000
Missouri Joint Municipal
Electric Utility Commission,
RB, ROCS, VRDN, Series II-R-
620PB (BHAC), 0.33%,
1/07/10 (a)(b)(c)	12,395	12,395,000
Missouri State Health &
Educational Facilities
Authority, Refunding RB,
Ascension Health Credit
Group, Series C2, 0.73%,
3/03/10	17,000	17,000,000
Missouri State Health &
Educational Facilities
Authority, Refunding RB,
VRDN, Ascension Health,
Senior Credit, Series C-1,
0.56%, 5/04/10 (a)	4,250	4,250,000
Missouri State Health &
Educational Facilities
Authority, Refunding RB,
VRDN, Saint Luke's Health
System, Series A, 0.30%,
1/07/10 (a)	8,325	8,325,000
Missouri State Health &
Educational Facilities
Authority, Refunding RB,
VRDN, Sisters of Mercy
Health, Series C, 0.30%,
1/07/10 (a)	8,225	8,225,000

	Par
Municipal Bonds	(000)	Value
Missouri (concluded)
Palmyra IDA, RB, VRDN, BASF
Corp. Project, AMT, 0.45%,
1/07/10 (a)	$ 6,000 $	6,000,000
		67,885,000
Multi–State – 0.2%
Multi-State, BB&T Municipal
Trust, RB, FLOATS, VRDN,
Series 5001, 0.44%,
1/07/10 (a)(b)(c)	13,951	13,950,509
Nebraska — 0.7%
City of Lincoln Nebraska, RB,
FLOATS, VRDN, Series 2900,
0.33%, 1/07/10 (a)(b)(c)	16,000	16,000,000
Omaha Public Power District,
Eclipse Funding Trust, RB,
Series 2006-0025, VRDN,
Solar Eclipse, 0.30%,
1/07/10 (a)(b)(c)	18,390	18,390,000
Public Power Generation
Agency, RB, ROCS, VRDN,
Series II-R-11019PB (BHAC),
0.33%, 1/07/10 (a)(b)(c)	26,150	26,150,000
		60,540,000
Nevada — 1.2%
County of Clark Nevada, RB,
System, Subordinate Lien,
Series A, 2.50%, 7/15/10 (a)	90,000	90,792,171
Truckee Meadows Water
Authority, Refunding RB,
FLOATS, VRDN, Series 51TP
(FSA), 0.35%,
1/07/10 (a)(b)(c)	11,790	11,790,000
		102,582,171
New Hampshire — 0.5%
New Hampshire Health &
Education Facilities
Authority, Eclipse Funding
Trust, RB, Series 2007-0018,
VRDN, Solar Eclipse, 0.30%,
1/07/10 (a)(b)(c)	10,445	10,445,000

14 Master Tax-Exempt LLC December 31, 2009

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Hampshire (concluded)
New Hampshire Health &
Education Facilities
Authority, RB, River College,
0.37%, 1/07/10	$ 6,745 $	6,745,000
New Hampshire Health &
Education Facilities
Authority, RB, ROCS, VRDN,
Series II-R-783PB (BHAC),
0.33%, 1/07/10 (a)(b)(c)	20,245	20,245,000
		37,435,000
New Jersey — 4.1%
Borough of Allendale New
Jersey, GO, BAN, 2.25%,
2/26/10	5,178	5,189,465
Borough of Edgewater New
Jersey, GO, BAN, 1.50%,
8/20/10	6,866	6,894,532
City of Margate City New
Jersey, GO, BAN, 1.50%,
7/13/10	3,200	3,212,825
County of Passaic New Jersey,
GO, BAN, 1.50%, 4/13/10	8,300	8,319,982
New Jersey EDA, RB,
Construction Notes,
Series 2009A, 2.50%,
6/18/10	78,800	79,529,710
New Jersey EDA, Refunding
RB, FLOATS, VRDN,
Series PT-2805, 0.57%,
1/07/10 (a)(b)(c)	18,700	18,700,000
New Jersey EDA, Refunding
RB, FLOATS, VRDN,
Series PT-3824, 0.57%,
1/07/10 (a)(b)(c)	14,000	14,000,000
New Jersey EDA, TECP, 0.40%,
1/04/10	22,000	22,000,000
New Jersey Health Care
Facilities Financing
Authority, RB, VRDN, Robert
Wood Johnson, Series A3,
0.27%, 1/07/10 (a)	7,500	7,500,000

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
New Jersey State Housing &
Mortgage Finance Agency,
Refunding RB, VRDN, S/F
Housing, Series O, 0.42%,
1/07/10 (a)	$ 20,000 $	20,000,000
New Jersey State Turnpike
Authority, Refunding RB,
FLOATS, VRDN,
Series PT-2493, 0.57%,
1/07/10 (a)(b)(c)	14,000	14,000,000
State of New Jersey, RB,
TRAN, 2.50%, 6/24/10	98,000	98,923,723
Tobacco Settlement Financing
Corp. New Jersey,
Refunding RB, FLOATS,
VRDN, Series 2959, 0.39%,
1/07/10 (a)(b)(c)	11,150	11,150,000
Township of Readington New
Jersey, GO, BAN, 1.50%,
2/04/10	15,000	15,010,845
Township of Woodbridge New
Jersey, GO, BAN, 1.50%,
7/02/10	20,000	20,074,604
		344,505,686
New Mexico — 0.9%
City of Rio Rancho New
Mexico, Eclipse Funding
Trust, RB, Series 2007-0019,
VRDN, Solar Eclipse, 0.30%,
1/07/10 (a)(b)(c)	14,500	14,500,000
New Mexico Hospital
Equipment Loan Council,
Refunding RB, VRDN,
Presbyterian Healthcare,
Series D, 0.30%, 1/07/10 (a)	10,615	10,615,000
New Mexico Mortgage Finance
Authority, Refunding RB,
S/F Mortgage Program,
Series 1, 1.03%, 1/12/10	31,191	31,190,685
New Mexico Municipal Energy
Acquisition Authority, RB,
VRDN, 0.32%, 1/07/10 (a)	20,000	20,000,000
		76,305,685

Master Tax-Exempt LLC December 31, 2009 15

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 5.5%
City of New York New York,
GO, ROCS, VRDN,
Series II-R-251A, 0.33%,
1/07/10 (a)(b)(c)	$ 14,200 $	14,200,000
City of New York New York,
GO, VRDN, Sub-Series H-3,
0.26%, 1/07/10 (a)	3,800	3,800,000
New York City Housing
Development Corp., RB,
Series I2, AMT, 0.72%,
5/13/10	12,500	12,500,000
New York City Housing
Development Corp., RB,
VRDN, Balton, Series A
(FHLMC), 0.26%, 1/07/10 (a)	9,875	9,875,000
New York City Housing
Development Corp., RB,
VRDN, Beekman Tower,
Series A, 0.35%, 1/07/10 (a)	24,300	24,300,000
New York City Housing
Development Corp., RB,
VRDN, Series L, 0.40%,
12/15/10 (a)	13,600	13,600,000
New York City Housing
Development Corp.,
Refunding RB, VRDN, M/F,
The Crest, Series A, 0.27%,
1/07/10 (a)	2,700	2,700,000
New York City Industrial
Development Agency, RB,
VRDN, New York Law School
Project, Series A, 0.26%,
1/07/10 (a)	18,300	18,300,000
New York City Municipal
Water Finance Authority,
Refunding RB, VRDN, 2nd
General Resolution,
Series AA-1, 0.23%,
1/04/10 (a)	53,510	53,510,000
New York City Municipal
Water Finance Authority,
Refunding RB, VRDN, 2nd
General Resolution,
Series AA-2, 0.27%,
1/04/10 (a)	4,000	4,000,000

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Municipal
Water Finance Authority,
TECP, 0.45%, 1/08/10	$ 25,000 $	25,000,000
New York City Transitional
Finance Authority, RB, New
York City Recovery,
Series 3, Sub-Series 3G,
VRDN, 0.26%, 1/07/10 (a)	5,900	5,900,000
New York City Transitional
Finance Authority, RB,
VRDN, Future Tax Secured,
Series A-2, 0.15%,
1/07/10 (a)	8,800	8,800,000
New York City Transitional
Finance Authority, RB,
VRDN, Future Tax Secured,
Sub-Series C3, 0.28%,
1/07/10 (a)	13,545	13,545,000
New York Liberty
Development Corp., RB,
VRDN, World Trade Center
Project, Series A, 0.50%,
1/18/11 (a)	78,000	78,000,000
New York Mortgage Agency,
MRB, VRDN, 37th Series,
0.37%, 1/07/10 (a)	15,200	15,200,000
New York Mortgage Agency,
RB, VRDN, Homeowner
Mortgage, Series 125, AMT,
0.40%, 1/07/10 (a)	3,000	3,000,000
New York Mortgage Agency,
RB, VRDN, Series 139,
0.35%, 1/04/10 (a)	4,000	4,000,000
New York State Dormitory
Authority, RB, VRDN, Cornell
University, Series B, 0.30%,
1/07/10 (a)	9,260	9,260,000
New York State Dormitory
Authority, RB, VRDN, Mental
Health Services, Sub-Series
D-2F, 0.29%, 1/07/10 (a)	22,970	22,970,000

16 Master Tax-Exempt LLC December 31, 2009

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
New York State Dormitory
Authority, RB, VRDN, North
Shore-Long Island Jewish
Health System, Series D,
0.26%, 1/07/10 (a)	$ 12,500 $	12,500,000
New York State Dormitory
Authority, RB, VRDN,
Rochester Friendly Home,
0.29%, 1/07/10 (a)	8,545	8,545,000
New York State Dormitory
Authority, Refunding RB,
VRDN, City University,
Consolidated 5th Series D,
0.27%, 1/07/10 (a)	4,000	4,000,000
New York State HFA,
Refunding RB, VRDN,
Series M-1, 0.22%,
1/07/10 (a)	3,200	3,200,000
Port Authority of New York &
New Jersey, JP Morgan
Chase PUTTERS/DRIVERS
Trust, RB, PUTTERS, VRDN,
Series 3192, AMT, 0.38%,
1/07/10 (a)(b)(c)	25,325	25,325,000
Port Authority of New York &
New Jersey, Refunding RB,
VRDN, Versatile Structure
Obligation, Series 3, 0.20%,
1/04/10 (a)	1,300	1,300,000
Triborough Bridge & Tunnel
Authority, RB, VRDN,
General, Series B, 0.24%,
1/07/10 (a)	18,145	18,145,000
Triborough Bridge & Tunnel
Authority, Refunding RB,
VRDN, General,
Sub-Series B-2, 0.31%,
1/07/10 (a)	31,300	31,300,000
Trust for Cultural Resources,
Refunding RB, VRDN,
American Museum of Natural
History, Series A1, 0.22%,
1/04/10 (a)	6,600	6,600,000
		453,375,000

	Par
Municipal Bonds	(000)	Value
North Carolina — 5.8%
Charlotte Housing Authority
North Carolina, RB, VRDN,
Oak Park Project, 0.32%,
1/07/10 (a)	$ 7,500 $	7,500,000
Charlotte Housing Authority
North Carolina, RB, VRDN,
Stonehaven East Project,
0.32%, 1/07/10 (a)	6,150	6,150,000
Charlotte-Mecklenburg
Hospital Authority North
Carolina, Refunding RB,
VRDN, Carolinas Healthcare,
Series B, 0.18%, 1/04/10 (a)	4,200	4,200,000
City of Charlotte North
Carolina, Refunding RB,
VRDN, Charlotte Douglas,
Series D, 0.28%, 1/07/10 (a)	1,275	1,275,000
City of Raleigh North
Carolina, COP, VRDN,
Downtown, Series B, 0.27%,
1/07/10 (a)	11,000	11,000,000
City of Raleigh North
Carolina, RB, ROCS, VRDN,
Series II-R-645, 0.31%,
1/07/10 (a)(b)(c)	6,400	6,400,000
City of Raleigh North
Carolina, Refunding RB,
VRDN, 0.42%, 1/07/10 (a)	3,500	3,500,000
City of Winston-Salem North
Carolina, COP, VRDN,
Series C, 0.37%, 1/07/10 (a)	9,400	9,400,000
County of Wake North
Carolina, GO, VRDN, Public
Improvement, Series B,
0.30%, 1/07/10 (a)	1,800	1,800,000
County of Wake North
Carolina, GO, VRDN,
Series A, 0.35%, 1/07/10 (a)	45,350	45,350,000
Martin County Industrial
Facilities & Pollution Control
Financing Authority North
Carolina, IDRB, VRDN, Penco
Products Project, AMT,
0.60%, 1/07/10 (a)	9,000	9,000,000

Master Tax-Exempt LLC December 31, 2009 17

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina (continued)
Mecklenburg County North
Carolina, GO, Refunding, 7
Month Windows, VRDN,
Series D, 0.42%, 1/07/10 (a) $	6,000 $	6,000,000
North Carolina Capital
Facilities Finance Agency,
JP Morgan Chase
PUTTERS/DRIVERS Trust,
Refunding RB, VRDN,
Series 3248, 0.28%,
1/07/10 (a)(b)(c)	15,615	15,615,000
North Carolina Capital
Facilities Finance Agency,
RB, VRDN, Aquarium Society
Project, 0.35%, 1/07/10 (a)	13,445	13,445,000
North Carolina Capital
Facilities Finance Agency,
Refunding RB, VRDN, Duke
Energy Carolina, Series B,
AMT, 0.44%, 1/07/10 (a)	6,000	6,000,000
North Carolina HFA, RB, Home
Ownership, VRDN, Series 17-
C, AMT, 0.28%, 1/07/10 (a)	3,950	3,950,000
North Carolina HFA, RB,
MERLOTS, VRDN, Series B12,
AMT, 0.34%,
1/07/10 (a)(b)(c)	4,730	4,730,000
North Carolina HFA, RB,
VRDN, Home Ownership,
Series 18C, AMT, 0.28%,
1/07/10 (a)	7,400	7,400,000
North Carolina Medical Care
Commission, GO, VRDN,
Refunding, Duke University
Hospital Project, Series A,
0.25%, 1/07/10 (a)	22,850	22,850,000
North Carolina Medical Care
Commission, RB, VRDN,
Duke University Hospital,
Series B, 0.25%, 1/07/10 (a)	2,250	2,250,000
North Carolina Medical Care
Commission, RB, VRDN,
Moses Cone Health System,
Series A, 0.30%, 1/07/10 (a)	39,450	39,450,000

	Par
Municipal Bonds	(000)	Value
North Carolina (continued)
North Carolina Medical Care
Commission, RB, VRDN,
Moses Cone Health System,
Series B, 0.30%, 1/07/10 (a) $	32,300 $	32,300,000
North Carolina Medical Care
Commission, RB, VRDN,
Novant Health Group,
Series A, 0.22%, 1/07/10 (a)	59,750	59,750,000
North Carolina Medical Care
Commission, RB, VRDN,
Novant Health Group,
Series B, 0.24%, 1/07/10 (a)	9,100	9,100,000
North Carolina Medical Care
Commission, RB, VRDN,
Transylvania Regional
Hospital, 0.32%, 1/07/10 (a)	13,240	13,240,000
North Carolina Medical Care
Commission, Refunding RB,
ROCS, VRDN, Series II-R-
10313, 0.25%,
1/07/10 (a)(b)(c)	99,605	99,605,000
North Carolina Medical Care
Commission, Refunding RB,
VRDN, Aldersgate Project,
0.30%, 1/07/10 (a)	2,380	2,380,000
North Carolina Medical Care
Commission, Refunding RB,
VRDN, University Health
System Eastern, Series A1,
0.22%, 1/07/10 (a)	7,550	7,550,000
North Carolina State
Education Assistance
Authority, Refunding RB,
VRDN, Student Loan,
Series A-2, AMT, 0.37%,
1/07/10 (a)	14,000	14,000,000
North Carolina State
University at Raleigh,
Refunding RB, VRDN,
Series B, 0.19%, 1/07/10 (a)	1,960	1,960,000
North Carolina, BB&T
Municipal Trust, RB,
FLOATS, VRDN, Series 1009,
0.35%, 1/07/10 (a)(b)(c)	1,930	1,930,000

18 Master Tax-Exempt LLC December 31, 2009

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina (concluded)
North Carolina, BB&T
Municipal Trust, RB,
FLOATS, VRDN, Series 1011,
0.30%, 1/07/10 (a)(b)(c)	$ 6,040 $	6,040,000
Raleigh Durham Airport
Authority North Carolina,
Refunding RB, VRDN,
Series C, 0.33%, 1/07/10 (a)	10,100	10,100,000
		485,220,000
North Dakota — 0.1%
County of Cass North Dakota,
RB, VRDN, Health Care,
Essentia, Series A-1 (AGC),
0.34%, 1/07/10 (a)	10,185	10,185,000
Ohio — 1.7%
City of Willoughby Ohio, GO,
BAN, Various Purpose
Improvement, 1.00%,
10/08/10	6,950	6,974,452
County of Cuyahoga Ohio, RB,
VRDN, Cleveland Clinic,
Sub-Series B3, 0.24%,
1/04/10 (a)	16,000	16,000,000
County of Wood Ohio, RB,
VRDN, GHT Property
Management LLC Project,
AMT, 0.92%, 1/07/10 (a)	1,045	1,045,000
Lancaster Port Authority, RB,
VRDN, 0.32%, 1/07/10 (a)	16,640	16,640,000
Ohio Air Quality Development
Authority, Refunding PCRB,
VRDN, FirstEnergy, Series A,
0.40%, 1/07/10 (a)	32,000	32,000,000
Ohio Air Quality Development
Authority, Refunding RB,
VRDN, Cincinnati Gas &
Electric, Series A, 0.55%,
1/07/10 (a)	7,900	7,900,000
Ohio Air Quality Development
Authority, Refunding RB,
VRDN, Cincinnati Gas &
Electric, Series B, 0.35%,
1/07/10 (a)	16,300	16,300,000

	Par
Municipal Bonds	(000)	Value
Ohio (concluded)
Ohio State Water
Development Authority,
Refunding RB, VRDN,
FirstEnergy Project,
Series A, AMT, 0.33%,
1/07/10 (a)	$ 30,000 $	30,000,000
Princeton City School District,
GO, MSTR, VRDN,
Series SGB 50, Class A,
0.28%, 1/07/10 (a)(b)	2,370	2,370,000
State of Ohio, GO, Refunding,
VRDN, Infrastructure,
Series D, 0.29%, 1/07/10 (a)	10,200	10,200,000
		139,429,452
Oklahoma — 0.3%
Oklahoma Development
Finance Authority, RB, VRDN
Conoco Project, Series B,
AMT, 0.30%, 1/07/10 (a)	2,500	2,500,000
Oklahoma Development
Finance Authority, RB,
VRDN, ConocoPhillips Co.
Project, AMT, 0.30%,
1/07/10 (a)	5,000	5,000,000
Oklahoma Turnpike Authority,
Refunding RB, VRDN, Second
Series F, 0.24%, 1/04/10 (a)	16,450	16,450,000
		23,950,000
Pennsylvania — 1.0%
Allegheny County Hospital
Development Authority,
Refunding RB, PUTTERS,
VRDN, Series 2327, 0.32%,
1/07/10 (a)(b)(c)	5,770	5,770,000
Commonwealth of
Pennsylvania, Clipper Tax-
Exempt Certificate Trust,
RB, VRDN, Series 2009-58,
0.35%, 1/07/10 (a)(b)(c)	12,500	12,500,000
Delaware River Joint Toll
Bridge Commission, RB,
VRDN, Series B-2, 0.35%,
1/07/10 (a)	22,465	22,465,000

Master Tax-Exempt LLC December 31, 2009 19

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Emmaus General Authority,
RB, VRDN, Pennsylvania
Loan Program, Series A,
0.30%, 1/07/10 (a)	$ 11,500 $	11,500,000
Lancaster County Hospital
Authority, RB, VRDN,
Masonic Hones Project,
Series A, 0.21%, 1/04/10 (a)	600	600,000
Pennsylvania HFA, Refunding
RB, VRDN, Series 99C, AMT,
0.28%, 1/07/10 (a)	5,100	5,100,000
Southcentral General
Authority Pennsylvania,
Refunding RB, VRDN,
Wellspan Health Obligor
Group, Series C, 0.30%,
1/07/10 (a)	5,800	5,800,000
Venango IDA, TECP, AMT,
0.95%, 1/05/10	11,048	11,048,000
Venango IDA, TECP, AMT,
0.95%, 1/07/10	5,600	5,600,000
		80,383,000
Puerto Rico — 0.9%
Puerto Rico Electric Power
Authority, Puttable Floating
Option Tax-Exempt
Receipts, Refunding RB,
FLOATS, VRDN, Series 4147
(FSA), 0.57%,
1/07/10 (a)(b)(c)	33,440	33,440,000
Puerto Rico Highway &
Transportation Authority,
Refunding RB, FLOATS,
VRDN, Series PT-3189,
0.57%, 1/07/10 (a)(b)(c)	45,080	45,080,000
		78,520,000
Rhode Island — 0.4%
Narragansett Bay Commission,
RB, ROCS, VRDN, Series II-R-
780PB (BHAC), 0.33%,
1/07/10 (a)(b)(c)	17,565	17,565,000

	Par
Municipal Bonds	(000)	Value
Rhode Island (concluded)
Rhode Island Housing &
Mortgage Finance Corp., RB,
VRDN, Groves at Johnston
Project, AMT, 0.80%,
1/07/10 (a)	$ 17,500 $	17,500,000
		35,065,000
South Carolina — 1.9%
City of Spartanburg South
Carolina, RB, ROCS, VRDN,
Series II-R-11020PB (FSA),
0.37%, 1/07/10 (a)(b)(c)	13,250	13,250,000
County of Beaufort South
Carolina, GO, BAN, 1.75%,
3/10/10	28,755	28,816,045
County of Berkeley South
Carolina, GO, BAN, 1.25%,
5/28/10	9,100	9,128,264
County of Greenwood South
Carolina, Refunding RB,
VRDN, Fuji Photo Film
Project, AMT, 0.40%,
1/07/10 (a)	12,200	12,200,000
Greenville Hospital System
Board, Refunding RB, VRDN,
Series C, 0.35%, 1/07/10 (a)	4,500	4,500,000
Piedmont Municipal Power
Agency South Carolina,
Refunding RB, VRDN,
Series B (AGC), 0.40%,
1/07/10 (a)	8,200	8,200,000
South Carolina Jobs, EDA,
Macon Trust, RB, VRDN
Certificates, Bank of
America, Series 2007-303,
0.72%, 1/07/10 (a)(b)(c)	9,080	9,080,000
South Carolina Jobs, EDA, RB,
VRDN, Sisters of Charity
Providence Hospital, 0.32%,
1/07/10 (a)	44,380	44,380,000
South Carolina Jobs, EDA,
Refunding RB, VRDN, UMA
Refinance Project, 0.21%,
1/04/10 (a)	4,985	4,985,000

20 Master Tax-Exempt LLC December 31, 2009

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
South Carolina (concluded)
South Carolina State Public
Service Authority, RB,
VRDN, Eagle Tax-Exempt
Trust, Series 2006-0007,
Class A, 0.31%,
1/07/10 (a)(b)(c)	$ 11,500 $	11,500,000
South Carolina Transportation
Infrastructure Bank,
Refunding RB, VRDN,
Series B1, 0.21%,
1/07/10 (a)	5,280	5,280,000
South Carolina Transportation
Infrastructure Bank,
Refunding RB, VRDN,
Series B2, 0.26%,
1/07/10 (a)	4,765	4,765,000
		156,084,309
Tennessee — 2.6%
City of Memphis Tennessee,
GO, Refunding, BAN, 2.00%,
5/18/10	8,790	8,838,588
Clarksville Public Building
Authority Tennessee, RB,
VRDN, Pooled Financing,
Tennessee Municipal Bond
Fund, 0.36%, 1/07/10 (a)	18,960	18,960,000
Clarksville Public Building
Authority Tennessee, RB,
VRDN, Pooled Financing,
Tennessee Municipal Bond
Fund, 0.36%, 1/07/10 (a)	26,015	26,015,000
County of Shelby Tennessee,
GO, VRDN, Public
Improvement, School,
Series B, 0.31%, 1/07/10 (a)	10,000	10,000,000
Metropolitan Government of
Nashville & Davidson County
Health & Educational
Facilities Board, Refunding
RB, FLOATS, VRDN,
Series 3012, 0.33%,
1/07/10 (a)(b)(c)	5,305	5,305,000

	Par
Municipal Bonds	(000)	Value
Tennessee (concluded)
Metropolitan Government of
Nashville & Davidson County
Health & Educational
Facilities Board, Refunding
RB, FLOATS, VRDN,
Series 3013, 0.31%,
1/07/10 (a)(b)(c)	$ 10,000 $	10,000,000
Metropolitan Government of
Nashville & Davidson County
IDB, RB, VRDN, Nashville
Symphony Hall Project,
0.36%, 1/07/10 (a)	12,678	12,678,000
Montgomery County Public
Building Authority
Tennessee, RB, VRDN,
Tennessee County Loan
Pool, 0.36%, 1/07/10 (a)	1,800	1,800,000
Municipal Energy Acquisition
Corp. Tennessee, RB,
PUTTERS, VRDN,
Series 1578, 0.32%,
1/07/10 (a)(b)(c)	48,635	48,635,000
Shelby County Health
Educational & Housing
Facilities Board, Refunding
RB, VRDN, Methodist Le
Bonheur, Series A (AGC),
0.32%, 1/07/10 (a)	10,000	10,000,000
Shelby County Health
Educational & Housing
Facilities Board, Refunding
RB, VRDN, Methodist Le
Bonheur, Series B (AGC),
0.26%, 1/07/10 (a)	10,000	10,000,000
Tennergy Corp. Tennessee,
RB, BNP Paribas STARS
Certificates Trust,
Series 2006-001, 0.32%,
1/07/10 (a)(b)(c)	56,090	56,090,000
		218,321,588
Texas — 14.0%
Brazos Harbor Industrial
Development Corp., RB,
VRDN, BASF Corp. Project,
AMT, 0.45%, 1/07/10 (a)	75,000	75,000,000

Master Tax-Exempt LLC December 31, 2009 21

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (continued)
Brazos Harbor Industrial
Development Corp., RB,
VRDN, ConocoPhillips Co.
Project, AMT, 0.30%,
1/07/10 (a)	$ 4,500 $	4,500,000
Brazos River Harbor
Navigation District, RB,
VRDN, BASF Corp. Project,
AMT, 0.45%, 1/07/10 (a)	18,400	18,400,000
Brazos River Harbor
Navigation District, RB,
VRDN, Multi-Mode, BASF
Corp., AMT, 0.45%,
1/07/10 (a)	15,800	15,800,000
Calhoun County Naval IDA
Texas, RB, VRDN, British
Petroleum Co., AMT, 0.26%,
1/07/10 (a)	9,000	9,000,000
City of Austin Texas,
Refunding RB, VRDN,
Sub-Series 3, AMT (FSA),
0.43%, 1/07/10 (a)	49,925	49,925,000
City of Austin Texas,
Refunding RB, VRDN,
Sub-Series 4, AMT (FSA),
0.43%, 1/07/10 (a)	52,595	52,595,000
City of Brownsville Texas,
Deutsche Bank
SPEARS/LIFERS Trust, RB,
VRDN, Series DBE-533,
0.35%, 1/07/10 (a)(b)(c)	1,765	1,765,000
City of Houston Texas,
Puttable Floating Option
Tax-Exempt Receipts,
Refunding RB, FLOATS,
VRDN, Series 4159 (FSA),
0.57%, 1/07/10 (a)(b)(c)	10,965	10,965,000
City of Houston Texas,
Refunding RB, VRDN,
Combined First Lien,
Series A-1, 0.34%,
1/07/10 (a)	10,000	10,000,000

	Par
Municipal Bonds	(000)	Value
Texas (continued)
City of Houston Texas,
Refunding RB, VRDN,
Combined First Lien,
Series A-2, 0.35%,
1/07/10 (a)	$ 6,200 $	6,200,000
City of Houston Texas,
Refunding RB, VRDN, First
Lien, Series B2, 0.34%,
1/07/10 (a)	15,000	15,000,000
City of Houston Texas,
Refunding RB, VRDN, ROCS,
Series II-R-12046 (FSA),
0.37%, 1/07/10 (a)(b)(c)	13,200	13,200,000
City of Midland Texas, GO,
ROCS, VRDN, Series II-R-
810PB, 0.33%,
1/07/10 (a)(b)(c)	10,750	10,750,000
County of Fort Bend Texas,
GO, MSTR, VRDN,
Series SGB 46, Class A,
0.31%, 1/07/10 (a)(b)(c)	4,500	4,500,000
County of Harris Texas,
Clipper Tax-Exempt
Certificate Trust, GO, VRDN,
Series 2009-73, 0.35%,
1/07/10 (a)(b)(c)	10,000	10,000,000
County of Harris Texas, GO,
ROCS, VRDN, Series II-R-
10360, 0.31%,
1/07/10 (a)(b)(c)	16,255	16,255,000
County of Harris Texas, RB,
MSTR, VRDN, Series SGC 31,
Class A, 0.32%,
1/07/10 (a)(b)(c)	11,280	11,280,000
Cypress-Fairbanks ISD, GO,
FLOATS, VRDN, Series 86TP,
0.35%, 1/07/10 (a)(b)(c)	2,555	2,555,000
Dallas Area Rapid Transit,
Refunding RB, VRDN, Eagle
Tax-Exempt Trust,
Series 2009-0035, Class A,
0.31%, 1/07/10 (a)(b)(c)	7,700	7,700,000
Denton ISD Texas, GO, VRDN,
Building, Series 2005-A,
0.38%, 1/07/10 (a)	2,500	2,500,000

22 Master Tax-Exempt LLC December 31, 2009

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (continued)
Galena Park ISD Texas, GO,
Refunding, FLOATS, VRDN,
Series SG-153 (PSF-GTD),
0.32%, 1/07/10 (a)(b)(c)	$ 12,250 $	12,250,000
Grapevine Industrial
Development Corp. Texas,
Refunding RB, VRDN,
Southern Air Transport,
0.30%, 1/07/10 (a)	5,300	5,300,000
Gulf Coast Waste Disposal
Authority, RB, VRDN, Air
Products Project, AMT,
0.33%, 1/07/10 (a)	2,200	2,200,000
Gulf Coast Waste Disposal
Authority, RB, VRDN,
American Acryl LP Project,
AMT, 0.38%, 1/07/10 (a)	19,000	19,000,000
Gulf Coast Waste Disposal
Authority, RB, VRDN, Waste
Management Inc. of Texas,
Series A, AMT, 0.35%,
1/07/10 (a)	2,500	2,500,000
Harris County Health Facilities
Development Corp., RB,
VRDN, St. Luke's Episcopal,
Series A, 0.26%, 1/07/10 (a)	20,000	20,000,000
Houston ISD, GO, VRDN,
Schoolhouse (PSF-GTD),
0.32%, 1/07/10 (a)	14,625	14,625,000
Katy ISD Texas, GO, VRDN,
School Building (PSF-GTD),
0.33%, 1/07/10 (a)	5,800	5,800,000
Mesquite Industrial
Development Corp. Texas,
IDRB, VRDN, Morrison
Products, AMT, 0.65%,
1/07/10 (a)	800	800,000
North East ISD Texas, GO,
FLOATS, VRDN,
Series SG-143 (PSF-GTD),
0.32%, 1/07/10 (a)(b)(c)	17,000	17,000,000
North Texas Municipal Water
District, RB, ROCS, VRDN,
Series II-R-593PB, 0.33%,
1/07/10 (a)(b)(c)	8,420	8,420,000

	Par
Municipal Bonds	(000)	Value
Texas (continued)
North Texas Tollway
Authority, Deutsche Bank
SPEARS/LIFERS Trust,
Refunding RB, VRDN,
Series DB-626 (AGC), 0.35%,
1/07/10 (a)(b)(c)	$ 11,487 $	11,487,000
Port Arthur Navigation District
Texas, RB, VRDN, Air
Products & Chemicals
Project, AMT, 0.33%,
1/07/10 (a)	10,000	10,000,000
Port of Corpus Christi
Authority of Nueces County
Texas, Refunding RB, VRDN,
Flint Hills Resource,
Series A, AMT, 0.32%,
1/07/10 (a)	22,650	22,650,000
Port of Port Arthur Navigation
District, RB, VRDN, Motiva
Enterprises Project, AMT,
0.40%, 1/07/10 (a)	4,800	4,800,000
Port of Port Arthur Navigation
District, RB, VRDN, Multi-
Mode, Atofina, Series B,
AMT, 0.32%, 1/07/10 (a)	10,000	10,000,000
Port of Port Arthur Navigation
District, Refunding RB,
VRDN, Motiva Enterprises
Project, AMT, 0.30%,
1/07/10 (a)	17,335	17,335,000
San Antonio ISD Texas, GO,
Refunding, VRDN, Eagle Tax-
Exempt Trust, Series 2009-
0037, Class A (PSF-GTD),
0.31%, 1/07/10 (a)(b)(c)	5,000	5,000,000
Sheldon ISD Texas, GO,
PUTTERS, VRDN, Series 2009
(PSF-GTD), 0.35%,
1/07/10 (a)(b)(c)	5,195	5,195,000
Socorro ISD Texas, GO, ROCS,
VRDN, Series II-R-11540PB
(PSF-GTD), 0.33%,
1/07/10 (a)(b)(c)	12,685	12,685,000

Master Tax-Exempt LLC December 31, 2009 23

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Southwest Higher Education
Authority Texas, RB, VRDN,
Southern Methodist
University, 0.20%,
1/04/10 (a)	$ 14,200 $	14,200,000
State of Texas, GO, VRDN,
Veterans Housing Assistance
Fund, Series II-A, AMT,
0.28%, 1/07/10 (a)	44,335	44,335,000
State of Texas, GO, VRDN,
Veterans Housing Assistance
Fund, Series II-B, AMT (VA),
0.30%, 1/07/10 (a)	21,000	21,000,000
State of Texas, RB, TRAN,
2.50%, 8/31/10	350,000	354,726,841
State of Texas, RB, VRDN,
Veterans Housing Assistance
Fund, Series II-B, AMT,
0.28%, 1/07/10 (a)	47,375	47,375,000
Tarrant County Cultural
Education Facilities Finance
Corp., RB, FLOATS, VRDN,
Series 2973, 0.31%,
1/07/10 (a)(b)(c)	36,000	36,000,000
Tarrant County Cultural
Education Facilities Finance
Corp., RB, FLOATS, VRDN,
Series 2974, 0.31%,
1/07/10 (a)(b)(c)	12,000	12,000,000
Tarrant County Cultural
Education Facilities Finance
Corp., Refunding RB, VRDN,
Scott White Memorial,
Series B, 0.27%, 1/07/10 (a)	11,000	11,000,000
Texas Municipal Gas
Acquisition & Supply Corp.
II, RB, ROCS, VRDN,
Series II-R-10014, 0.57%,
1/07/10 (a)(b)(c)	61,000	61,000,000
Weslaco Health Facilities
Development Corp.,
Refunding RB, VRDN, Knapp
Medical Center, Series A,
0.62%, 1/07/10 (a)	4,775	4,775,000
		1,161,348,841

	Par
Municipal Bonds	(000)	Value
Utah — 0.4%
State of Utah, GO, FLOATS,
VRDN, Series 2987, 0.31%,
1/07/10 (a)(b)(c)	$ 6,000 $	6,000,000
Utah State Board Of Regents,
Refunding RB, VRDN,
Series A, AMT, 0.42%,
1/07/10 (a)	30,000	30,000,000
		36,000,000
Vermont — 0.2%
Vermont Student Assistance
Corp., Refunding RB, VRDN,
Senior, Series C-1, AMT,
0.33%, 1/07/10	17,000	17,000,000
Virginia — 0.9%
Alexandria IDA, RB, VRDN,
Young Men's Christian
Association, 0.37%,
1/07/10 (a)	1,000	1,000,000
Arlington County IDA,
Refunding HRB, VRDN,
Woodbury Park Project,
Series A (FHLMC), 0.32%,
1/07/10 (a)	3,400	3,400,000
City of Richmond Virginia, RB,
ROCS, VRDN, Series II-R-
10410 (FSA), 0.25%,
1/07/10 (a)(b)(c)	6,055	6,055,000
County of Henrico Virginia,
RB, ROCS, VRDN,
Series II-R-753PB, 0.33%,
1/07/10 (a)(b)(c)	5,605	5,605,000
Fairfax County EDA,
Refunding RB, VRDN,
Retirement, Greenspring,
Series B, 0.30%, 1/07/10 (a)	18,900	18,900,000
Loudoun County IDA, RB,
VRDN, Howard Hughes
Medical, Series B, 0.20%,
1/07/10 (a)	2,200	2,200,000
Norfolk Redevelopment &
Housing Authority,
Refunding RB, VRDN, Old
Dominion University Project,
0.26%, 1/04/10 (a)	500	500,000

24 Master Tax-Exempt LLC December 31, 2009

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Virginia (concluded)
Virginia Commonwealth
Transportation Board,
Clipper Tax-Exempt
Certificate Trust, RB, VRDN,
Series 2009-38, 0.32%,
1/07/10 (a)(b)(c)	$ 13,160 $	13,160,000
Virginia HDA, RB, MERLOTS,
VRDN, Series B19, AMT,
2.24%, 1/07/10 (a)(b)(c)	3,000	3,000,000
Virginia HDA, Refunding RB,
MERLOTS, VRDN, Series C42,
AMT, 0.34%,
1/07/10 (a)(b)(c)	2,880	2,880,000
Virginia Port Authority, RB,
BAN, Subordinate, 2.00%,
5/18/10	11,000	11,063,025
Virginia Resources Authority,
Refunding RB, FLOATS,
VRDN, Series 1860, 0.30%,
1/07/10 (a)(b)(c)	3,000	3,000,000
Winchester IDA Virginia,
Refunding RB, VRDN,
Westminster-Canterbury,
Series B, 0.30%, 1/07/10 (a)	1,200	1,200,000
		71,963,025
Washington — 1.1%
Chelan County Public Utility
District No. 1, RB, FLOATS,
VRDN, Series 2969, 0.42%,
1/07/10 (a)(b)(c)	6,770	6,770,000
City of Bellevue Washington,
GO, Refunding, VRDN, Eagle
Tax-Exempt Trust,
Series 2008-0025, Class A
(FSA), 0.33%,
1/07/10 (a)(b)(c)	15,100	15,100,000
City of Seattle Washington,
RB, FLOATS, VRDN,
Series 2170 (FSA), 0.30%,
1/07/10 (a)(b)(c)	2,530	2,530,000
County of King Washington,
TECP, 0.33%, 1/11/10	7,000	7,000,000
Energy Northwest, Refunding
RB, VRDN, Project No. 3,
Series E, 0.17%, 1/07/10 (a)	7,000	7,000,000

	Par
Municipal Bonds	(000)	Value
Washington (concluded)
Energy Northwest, Refunding
RB, VRDN, Series 1A-1,
0.20%, 1/07/10 (a)	$ 5,325 $	5,325,000
FYI Properties, Barclays
Capital Municipal Trust
Receipts, RB, FLOATS,
VRDN, Series 14W-A, 0.28%,
1/07/10 (a)(b)(c)	4,000	4,000,000
Pierce County EDC
Washington, RB, VRDN, PNW
Commercial LLC Project,
AMT, 0.87%, 1/07/10 (a)	2,065	2,065,000
State of Washington, GO,
ROCS, VRDN, Series II-R-
11308, 0.31%,
1/07/10 (a)(b)(c)	2,975	2,975,000
State of Washington, GO,
Refunding, Various Purpose,
Series R-2010A, 1.75%,
1/07/10	9,810	9,810,366
University of Washington,
Refunding RB, FLOATS,
VRDN, Series 3005, 0.33%,
1/07/10 (a)(b)(c)	4,500	4,500,000
Washington Health Care
Facilities Authority, RB,
VRDN, ARS, Overlake
Hospital Medical Center,
Series C-2, 0.32%,
1/04/10 (a)	10,000	10,000,000
Washington State University,
RB, ROCS, VRDN,
Series II-R-595PB, 0.34%,
1/07/10 (a)(b)(c)	16,135	16,135,000
		93,210,366
West Virginia — 0.3%
Monongalia County Building
Commission, Refunding RB,
VRDN, General Hospital,
Series A, 0.25%, 1/07/10 (a)	15,505	15,505,000
West Virginia EDA, Refunding
RB, VRDN, Ohio Power Co.
Sporn Project, Series C,
0.32%, 1/07/10 (a)	8,000	8,000,000
		23,505,000

Master Tax-Exempt LLC December 31, 2009 25

Master Tax-Exempt LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Wisconsin — 1.4%
Green Bay Area Public School
District, RB, TRAN, 2.00%,
6/25/10	$ 10,000 $	10,074,857
State of Wisconsin, RB,
Operating Notes, 2.50%,
6/15/10	35,000	35,321,328
State of Wisconsin, TECP,
0.42%, 2/12/10	15,000	15,000,000
State of Wisconsin, TECP,
0.42%, 4/09/10	23,742	23,742,000
Village of Kohler Wisconsin,
RB, VRDN, Kohler Co.
Project, AMT, 0.48%,
1/07/10 (a)	4,000	4,000,000
Wisconsin Health &
Educational Facilities
Authority, RB, VRDN,
Ascension Health, Series D,
0.60%, 3/15/10 (a)	18,680	18,680,000
Wisconsin Health &
Educational Facilities
Authority, RB, VRDN,
Goodwill Industries, 0.30%,
1/07/10 (a)	5,000	5,000,000
Wisconsin Health &
Educational Facilities
Authority, Refunding RB,
VRDN, Wheaton Franciscan
System, 0.23%, 1/07/10 (a)	2,405	2,405,000
		114,223,185
Wyoming — 0.0%
County of Sweetwater
Wyoming, Refunding RB,
VRDN, PacifiCorp, 0.32%,
1/07/10 (a)	3,750	3,750,000
Total Investments
(Cost - $8,286,855,400*) – 99.6%		8,286,855,400
Other Assets Less Liabilities – 0.4%		34,669,763
Net Assets – 100.0%	$ 8,321,525,163

* Cost for federal income tax purposes.

(a) Variable rate security. Rate shown is as of report
date and maturity shown is the date the principal
owed can be recovered through demand.
(b) These securities are short-term floating rate
certificates issued by tender option bond trusts and
secured by the underlying municipal bond
securities.
(c) Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration
to qualified institutional investors.

•Fair Value Measurements — Various inputs are used in
determining the fair value of investments, which are
as follows:

•Level 1 — price quotations in active
markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not
limited to: quoted prices for similar assets or
liabilities in markets that are active, quoted prices
for identical or similar assets or liabilities in markets
that are not active, inputs other than quoted prices
that are observable for the assets or liabilities (such
as interest rates, yield curves, volatilities, repayment
speeds, loss severities, credit risks and default rates)
or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best
information available in the circumstances, to the
extent observable inputs are not available (including
the Master LLC’s own assumptions used in
determining the fair value of investments)

The inputs or methodology used for valuing securities
are not necessarily an indication of the risk associated
with investing in those securities. For information
about the Master LLC’s policy regarding valuation of
investments and other significant accounting policies,
please refer to the Master LLC’s most recent financial
statements as contained in its semi-annual report.

26 Master Tax-Exempt LLC December 31, 2009

Schedule of Investments (concluded) Master Tax-Exempt LLC

The following table summarizes the inputs used as of
December 31, 2009 in determining the fair valuation
of the Master LLC’s investments:
Investments
Valuation Inputs	in Securities
Assets
Level 1	-
Level 2[1]	$ 8,286,855,400
Level 3	-
Total	$ 8,286,855,400
[1] See above Schedule of Investments for values in the
state or political subdivision.

Master Tax-Exempt LLC December 31, 2009

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants'
internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 23, 2010